Labor obligations - Movements in defined benefit obligation (Details) - Defined benefit plan - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in net defined benefit liability (asset) [abstract]
Reductions and liquidations advance	$ (2,422)		$ (9,131)
Present value of defined benefit obligation
Changes in net defined benefit liability (asset) [abstract]
Present value of defined benefit obligation at beginning of period	129,199	$ 115,691	106,160
Current service cost	9,883	9,535	8,276
Interest cost	10,053	8,936	8,490
Reductions and liquidations advance	(2,422)		(9,131)
Remeasurement (gains)/losses:
Actuarial gains and losses arising from changes in financial and demographic assumptions	(31,009)	2,094	2,653
Actuarial gains and losses arising from experience assumptions	9,751	(6,414)	10,386
Benefits paid	(3,978)	(643)	(11,143)
Present value of defined benefit obligation at end of period	$ 121,477	$ 129,199	$ 115,691